Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2023
Contingent liabilities and commitments
Contingent liabilities and commitments

13. Contingent liabilities and commitments

The amounts shown in the table below are intended only to provide an indication of the volume of business outstanding at 30 June 2023. Although NatWest Group is exposed to credit risk in the event of a customer’s failure to meet its obligations, the amounts shown do not, and are not intended to, provide any indication of NatWest Group’s expectation of future losses.

	30 June	31 December
	2023	2022
	£m	£m
Contingent liabilities and commitments
Guarantees	2,846	3,150
Other contingent liabilities	1,531	1,855
Standby facilities, credit lines and other commitments	120,262	121,576
Total	124,639	126,581

Commitments and contingent obligations are subject to NatWest Group’s normal credit approval processes.